Convertible debentures, Convertible Debentures (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Convertible Debentures [Abstract]
Balance beginning period	$ 881,544	$ 0	$ 0
Accretion	44,565	0	52,554	$ 0
Balance end period	940,747		881,544	0
Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Abstract]
Balance beginning period	881,544	$ 0	0
Issued	55,650		920,000
Fair value of embedded derivative	(53,750)		(73,550)
Transaction costs			(36,484)
Accretion	44,565		52,552
Interest	12,738		19,026
Balance end period	$ 940,747		$ 881,544	$ 0